Jack-Up Rigs - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Depreciation related to property, plant and equipment	$ 0.4		$ 0.4	$ 0.9	$ 1.0
Net proceeds				0.8
Loss on disposition of assets	$ (0.8)		$ (12.8)	(0.7)	$ (13.1)
Balder
Property, Plant and Equipment [Line Items]
Net proceeds		$ 4.4				$ 3.0
Loss on disposition of assets				$ 0.1